Taxes (Details 3)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Tax Disclosure [Abstract]
VAT taxes payable	$ 54,449	¥ 385,643	¥ 41,180
Income taxes payable	14,877	105,370	320,317
Other taxes payable	4,494	31,830	24,094
Totals	$ 73,820	¥ 522,843	¥ 385,591